SUPPLEMENT DATED JULY 25, 2025 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Real Estate Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information, as amended to date, of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
As of June 27, 2025, James Cowen no longer serves as a Portfolio Manager of the Fund. Accordingly, all references to Mr. Cowen are removed from the Fund’s Summary Prospectus, Statutory Prospectus and, with respect to the Fund only, Statement of Additional Information, as of such date.
Additionally, all references to Invesco Asset Management Limited are removed from the Fund’s Summary Prospectus and Statutory Prospectus, as of June 27, 2025.
REA-SUMSTATSAI-SUP 072525